Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies
Schedule of contract liabilities

As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Contract liabilities	87,064	98,263	13,717